Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 13,475	$ 9,632
Trade accounts receivable, less allowances	289,236	180,160
Inventories	14,717	12,127
Prepaid expenses and other current assets	9,294	3,373
Deferred customer support contract costs	35,151	19,779
Income tax receivable	10,576
Total current assets	372,449	225,071
Other Assets
Goodwill	331,456	258,570
Finite-life intangibles, net	173,642	134,620
Property and equipment, net	36,659	15,355
Deferred customer support contract costs, noncurrent	3,915	805
Non-current income tax receivable	2,620
Deferred offering costs		1,839
Total other assets	548,292	411,189
Total assets	920,741	636,260
Current Liabilities
Current maturities of long-term debt	5,652	3,324
Accounts payable	157,778	95,824
Customer deposits	22,498	14,144
Accrued compensation	34,522	23,382
Accrued other	27,362	11,101
Income tax payable		4,151
Deferred revenue	68,127	41,876
Total current liabilities	315,939	193,802
Long-Term Liabilities
Long-term debt, net of debt issuance costs and current maturities	566,424	388,964
Deferred income taxes	18,056	37,841
Long-term income tax payable	1,563	1,567
Deferred revenue and other long-term liabilities	13,118	1,326
Total long-term liabilities	599,161	429,698
Commitments and Contingencies
Stockholders' Equity
Subscription receivable from related party	(1,805)
Additional paid-incapital	13,459	10,367
(Accumulated deficit) retained earnings	(6,023)	2,383
Total stockholders' equity	5,641	12,760
Total liabilities and stockholders' equity	920,741	636,260
Class A common stock
Stockholders' Equity
Common stock	9	9
Total stockholders' equity	9	9
Class B convertible common stock
Stockholders' Equity
Common stock	1	1
Total stockholders' equity	$ 1	$ 1